ACQUISITIONS	12 Months Ended
Dec. 31, 2017
ACQUISITIONS
ACQUISITIONS

3.ACQUISITIONS

(i) In January 2016, the Group completed the transaction of strategic alliance with AccorHotels (“Accor”). Pursuant to the master purchase agreement, the Group acquired 100% equity interest of certain wholly-owned subsidiaries of Accor engaged in the business of owning, leasing, franchising, operating and managing hotels under Accor brands in the midscale and economy market in the PRC, Taiwan and Mongolia, as well as a non-controlling stake of 28% for Accor Luxury and Upscale hotel operating platform, held by AAPC Hotel Management Limited (“AAPC LUB”) in Greater China. The total consideration consists of consideration amounted to RMB1,143,521, which was measured at the market price of the 24,895,543 ordinary shares on the issuance date and cash consideration of RMB120,439.

The net revenue and net income of the acquiree included in the consolidated statements of operations for the year ended December 31, 2016 were RMB152,595 and RMB64,047, respectively.

The following table summarizes unaudited pro forma results of operation for the years ended December 31, 2015 and 2016 assuming that the acquisition occurred as of January 1, 2015. The pro forma results have been prepared for comparative purpose only based on management’s best estimate and do not purport to be indicative of the results of operations which actually would have resulted had the acquisition occurred as of January 1, 2015.

	Year Ended December 31, 2015	Year Ended December 31, 2016
Pro forma net revenue	5,955,538	6,548,083
Pro forma net income	478,770	806,921

The following is a summary of the fair values of the assets acquired and liabilities assumed:

	2016	Amortization Period
Current assets	207,396
Property and equipment	311,045	5-30 years
Favorable leases	3,009	remaining lease terms
Master brand agreement	192,000
Land use rights	149,668	remaining contracts terms
Long-term investments	417,604
Goodwill	63,160
Other noncurrent assets	1,664
Current liabilities	(38,634)
Deferred tax liabilities	(42,952)

Total	1,263,960

(ii) On May 25, 2017, the Group completed the acquisition of 100% of the equity interest of Crystal Orange Hotel Holdings Limited (the “Crystal Orange”) engaged in the business of owning, leasing, franchising, operating and managing hotels under Crystal Orange brands in the midscale market in the PRC, with an aggregated consideration in cash of approximately RMB3.76 billion.

The net revenue and net income of the acquiree included in the consolidated statements of operations for the year ended December 31, 2017 were RMB776,922, and RMB100,197, respectively.

The following table summarizes unaudited pro forma results of operation for the years ended December 31, 2016 and 2017 assuming that the acquisition occurred as of January 1, 2016. The pro forma results have been prepared for comparative purpose only based on management’s best estimate and do not purport to be indicative of the results of operations which actually would have resulted had the acquisition occurred as of January 1, 2016.

	Years Ended December 31,
	2016	2017
Pro forma net revenue	7,473,851	8,571,372
Pro forma net income	858,012	1,275,788

The Group incurred transaction cost of RMB46 million for the acquisition, which was expensed in 2017. In addition, Crystal Orange incurred certain costs directly attributable to the business combination including RMB256.3 million related to the consultation services agreements and option cancellation agreement. These expenses are non-recurring in nature, and were eliminated from the calculation of pro forma net income above.

The following is a summary of the fair values of the assets acquired and liabilities assumed:

	2017	Amortization Period
Current assets	137,314
Property and equipment	842,102	3-20 years
Favorable leases	90,704	remaining lease terms
Franchise agreement	58,691	remaining contract terms
Brand Name	1,141,793	indefinite life
Goodwill	2,093,254
Other noncurrent assets	130,813
Current liabilities	(222,205)
Noncurrent liabilities	(179,985)
Deferred tax liabilities	(322,797)
Noncontrolling interest	(4,206)

Total	3,765,478

Goodwill was recognized as a result of expected synergies from combining operations of the Group and acquired business and other intangible assets that don’t qualify for separate recognition. Goodwill is not amortized and is not deductible for tax purposes. In accordance with ASC 350, the Group assigned and assessed goodwill for impairment at the reporting unit level. All the acquired business has been migrated to the Group’s business. The Group concluded that it had only one reporting unit. Accordingly goodwill is allocated to one single reporting unit.

(iii) During the years ended December 31, 2015, 2016 and 2017, the Group acquired one hotel chain and two individual hotels, two individual hotels, and two individual hotels for total cash consideration of RMB127,226, RMB3,000 and nil, respectively. The individual hotels were in the form of leased hotel and the hotel chain acquired contained 13 leased hotels and several manachised and franchised hotels. The business acquisitions were accounted for under purchase accounting.

The following is a summary of the fair values of the assets acquired and liabilities assumed:

	2015	2016	2017	Amortization Period
Current assets	3,382	5,330	8,018
Property and equipment	74,222	28,412	33,965	5-10 years
Favorable leases	41,283	5,004	31,508	remaining lease terms
Deferred tax assets	515	—	—
Franchise agreements	3,300	—	—	remaining contracts terms
Goodwill	46,135	—	—
Other noncurrent assets	663	—	—
Current liabilities	(22,864)	(34,495)	(65,614)
Deferred tax liabilities	(11,146)	(1,251)	(7,877)
Noncontrolling interest	(8,264)	—	—

Total	127,226	3,000	—